Balances and Transactions with Related Parties and Affiliated Companies - Transactions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses:
Other expenses with related parties	$ 225	$ 57	$ 206
Other revenue
Income:
Income from related party transaction	1,671	963	814
Heineken Group
Income:
Income from related party transaction	0	3,796	2,530
Heineken Group | Beer
Expenses:
Purchase of goods from related party transaction	0	16,006	19,552
Jugos del Valle, S.A.P.I. de C.V. | Logistic services
Income:
Income from related party transaction	601	552	514
Jugos del Valle, S.A.P.I. de C.V. | Juices
Expenses:
Purchase of goods from related party transaction	5,301	4,990	4,102
BBVA Bancomer, S.A de C.V.
Expenses:
Interest expense and fee paid to related party transaction	215	472	72
BBVA Bancomer, S.A de C.V. | Interest Revenue
Income:
Income from related party transaction	3,346	2,297	2,146
Grupo Financiero Scotiabank Inverlat SA | Interest Revenue
Income:
Income from related party transaction	413	455	302
The Coca-Cola company
Expenses:
Contributions	2,450	1,170	2,437
The Coca-Cola company | Concentrate
Expenses:
Purchase of goods from related party transaction	46,461	43,717	37,213
The Coca-Cola company | Advertising
Expenses:
Services received, related party transaction	869	545	1,482
Grupo Industrial Bimbo, S.A.B. de C. V. | Baked goods and snacks
Expenses:
Purchase of goods from related party transaction	7,264	6,101	4,417
Promotora Industrial Azucarera, S.A. de C.V. | Sugar
Expenses:
Purchase of goods from related party transaction	2,841	2,841	2,213
Beta San Miguel | Sugar
Expenses:
Purchase of goods from related party transaction	917	724	938
Fountain Agua Mineral, L.T.D.A. | Inventories
Expenses:
Purchase of goods from related party transaction	638	0	0
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) | Canned products
Expenses:
Purchase of goods from related party transaction	843	577	234
AdeS Alimentos y Bebidas
Expenses:
Purchase of goods from related party transaction	2,466	0	0
Leao Alimentos e Bebidas, L.T.D.A. | Inventories
Expenses:
Purchase of goods from related party transaction	181	215	1,320
Ecolab Inc | Materials
Expenses:
Purchase of goods from related party transaction	0	99	450
Grupo Televisa, S.A.B. de C.V. | Advertising
Expenses:
Services received, related party transaction	196	123	167
Grupo Nacional Provincial, S.A.B.
Expenses:
Services received, related party transaction	0	10	1
Fundacion FEMSA, A.C.
Expenses:
Donations to related party transactions	309	232	144
Difusion y Fomento Cultural, A.C.
Expenses:
Donations to related party transactions	123	20	32
Donations to ITESM
Expenses:
Donations to related party transactions	237	371	208
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) | Resine
Expenses:
Purchase of goods from related party transaction	$ 458	$ 504	$ 416